SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14.SUBSEQUENT EVENTS

Cash dividends of ¥10 per ordinary share with a total payout of ¥136,419 thousand were approved at the ordinary general meeting of shareholders held on September 29, 2026, and were paid out on September 30, 2026.

The Company has evaluated subsequent events after the consolidated balance sheet date through the date of report issuance. Management has determined that no significant events or transactions other than the above have occurred subsequent to the consolidated balance sheet date that require both recognition and disclosure in the consolidated financial statements.